Consolidated Statements of Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Securities available for sale, at fair value, amortized cost	$ 367,421,826	$ 328,235,771
Loans, allowance for loan losses	6,681,412	6,379,070
Common stock, par value	$ 0.20	$ 0.20
Common stock, shares authorized	22,500,000	22,500,000
Common stock, shares issued	4,843,911	4,838,411
Common stock, shares outstanding	4,843,911	4,838,411
Accumulated other comprehensive gain (loss), tax expense (benefit)	$ 2,643,070	$ (1,307,540)